Other Financial Data	12 Months Ended
Dec. 31, 2011
Other Financial Data
Other Financial Data

3.    Other Financial Data

Consolidated Statements of Income Information

Other Income

        Other income consists of the following (in millions):

Years ended December 31	2011	2010	2009

Equity earnings	$7	$18	$18
Realized gain (loss) on sale of investments	18	(2)	(1)
(Loss) gain on disposal of businesses	—	(4)	13
(Loss) gain on extinguishment of debt	(19)	(8)	5
Other	(1)	(4)	(1)

	$5	$—	$34

Consolidated Statements of Financial Position Information

Fixed Assets, net

        The components of Fixed assets, net are as follows (in millions):

As of December 31	2011	2010

Software	$730	$662
Leasehold improvements	407	436
Furniture, fixtures and equipment	326	342
Computer equipment	274	245
Land and buildings	108	108
Automobiles	39	39
Construction in progress	87	45

	1,971	1,877
Less: Accumulated depreciation	1,188	1,096

Fixed assets, net	$783	$781

        Depreciation expense, which includes software amortization, was $220 million, $151 million, and $149 million for the years ended December 31, 2011, 2010, and 2009, respectively.